Equity Accounted Investments - Condensed Summary of Company's Investments in and Advances to Joint Ventures (Parenthetical) (Detail) (Teekay Tangguh Borrower LLC [Member], Teekay BLT Corporation [Member], USD $)
In Millions, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Teekay Tangguh Borrower LLC [Member] | Teekay BLT Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Loans to joint venture partners carrying value	$ 28.5	$ 24.0